Other non-current receivables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Non-Current Receivables	Other non-current receivables consist of the following:

	31/12/19	31/12/18
Security deposits for lease contracts	3,920	3,984
Receivable from disposal of assets	599	549

Total	4,519	4,533